BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	ASSET MANAGEMENT - 11.8%
4,620	Ameriprise Financial, Inc.	$2,236,588

	BANKING - 12.4%
21,191	Bank of America Corporation	884,300
6,060	JPMorgan Chase & Company	1,486,518
		2,370,818

	BEVERAGES - 0.7%
1,909	Coca-Cola Company (The)	136,723

	BIOTECH & PHARMA - 3.8%
3,540	Bristol-Myers Squibb Company	215,905
1,250	Johnson & Johnson	207,300
11,810	Pfizer, Inc.	299,265
		722,470
	CABLE & SATELLITE - 2.6%
13,488	Comcast Corporation, Class A	497,707

	ENTERTAINMENT CONTENT - 3.6%
7,020	Walt Disney Company (The)	692,874

	FOOD - 2.3%
6,650	Mondelez International, Inc., Class A	451,202

	HEALTH CARE FACILITIES & SERVICES - 1.7%
4,800	CVS Health Corporation	325,200

	HOME & OFFICE PRODUCTS - 1.7%
5,830	Scotts Miracle-Gro Company (The)	320,009

	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
9,387	Bank of New York Mellon Corporation (The)	787,288

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES - 10.0%
2,000	Alphabet, Inc., Class A	$309,280
5,695	IAC, Inc.(a)	261,628
7,750	Match Group, Inc.	241,800
14,948	Uber Technologies, Inc.(a)	1,089,112
		1,901,820
	LEISURE FACILITIES & SERVICES - 14.5%
19,727	Atlanta Braves Holdings, Inc., Class C(a)	789,277
5,639	Madison Square Garden Entertainment Corporation(a)	184,621
3,644	Madison Square Garden Sports Corporation(a)	709,560
2,220	McDonald's Corporation	693,461
7,020	MGM Resorts International(a)	208,073
5,639	Sphere Entertainment Company(a)	184,508
		2,769,500
	LEISURE PRODUCTS - 2.7%
7,380	Acushnet Holdings Corporation	506,711

	MACHINERY - 2.2%
16,644	Mueller Water Products, Inc.	423,091

	RETAIL - DISCRETIONARY - 8.3%
4,345	Home Depot, Inc. (The)	1,592,399

	SOFTWARE - 9.3%
3,903	Microsoft Corporation	1,465,147
3,645	SS&C Technologies Holdings, Inc.	304,467
		1,769,614
	TECHNOLOGY HARDWARE - 3.0%
9,230	Cisco Systems, Inc.	569,583

	TRANSPORTATION & LOGISTICS - 2.1%
3,690	United Parcel Service, Inc., Class B	405,863

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.0%
2,460	Sysco Corporation	$184,598

	TOTAL COMMON STOCKS (Cost $7,079,235)	18,664,058

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
484,943	Dreyfus Institutional Preferred Government, Hamilton Class, 4.22%(b) (Cost $484,943)	484,943

	TOTAL INVESTMENTS - 100.3% (Cost $7,564,178)	$19,149,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(65,798)
	NET ASSETS - 100.0%	$19,083,203

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.